Basis of Preparation of the Financial Statements (Details 2) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Revenues		$ 1,000	$ 100	[1]
General and administrative expenses		5,195	6,397	[1]	3,003
Operating Loss		(7,826)	(11,966)	[1]	(7,183)
Loss for the year		$ (5,569)	$ (12,913)	[1]	$ (12,125)
Impact on basic and diluted loss per share data :
Basic and diluted loss per share - USD		$ 0.39	$ 1.37	[2]	$ 2.11	[2]
According to the previous policy [Member]
Revenues			$ 0
General and administrative expenses			6,392
Operating Loss			12,061
Loss for the year			$ 13,008
Impact on basic and diluted loss per share data :
Basic and diluted loss per share - USD	[2]		$ 1.39
The change [Member]
Revenues			$ (100)
General and administrative expenses			5
Operating Loss			(95)
Loss for the year			$ (95)
Impact on basic and diluted loss per share data :
Basic and diluted loss per share - USD			$ (0.02)
According to IFRS 15 [Member]
Revenues			$ (100)
General and administrative expenses			6,397
Operating Loss			11,966
Loss for the year			$ 12,913
Impact on basic and diluted loss per share data :
Basic and diluted loss per share - USD			$ 1.37

[1]	Restated due to full retrospective method of adoption of IFRS 15, Revenue from Contracts with Customers, see Note 2E(2).
[2]	Restated to reflect a 20:1 reverse share split, that took place in January 2019, see Note 9A.